Related Party Transactions (Details) - Schedule of Allowance for Credit Loss Activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Loss Activity [Abstract]
Beginning balance			$ 2,087
Credit loss expense		$ 5,230	$ 12	$ 5,484	5,965
Balance deconsolidated with FCG					(3,878)
Ending balance					$ 2,087